Schedule of Components of Lease Expenses (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease cost
Fixed lease cost		$ 553	$ 678	$ 1,349	$ 1,753	$ 1,430
Variable lease cost	8	203	214	484	593	695
Total lease cost	8	756	892	1,833	2,346	2,125
Cash paid for amounts included in the measurement of lease liabilities	$ 24	$ 2,699	$ 681	$ 3,562	$ 3,454	$ 1,478
Weighted-average remaining lease term - operating leases		10 years 2 months 12 days		10 years 2 months 12 days	9 years 10 months 24 days	6 months
Weighted-average discount rate - operating leases		11.00%		11.00%	11.00%	2.97%